Document and Entity Information	Sep. 27, 2023
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Sep. 27, 2023
Entity Registrant Name	APPLIED MOLECULAR TRANSPORT INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39306
Entity Tax Identification Number	81-4481426
City Area Code	650
Local Phone Number	392-0420
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AMTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001801777
Amendment Flag	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1209 Orange Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801